CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss		$ (66,529)	$ (36,649)	$ (33,366)
Adjustments to reconcile net profit (loss) to net cash provided by/(used in) operating activities:
Provision for loan losses		3,969	(13)
Depreciation		2,071	2,331	1,381
Fair value changes of investments held for trading				(33)
Share-based compensation		2,471	2,497	1,003
Loss (gain) on extinguishment of convertible promissory note			25	(355)
Change in fair value of the convertible promissory note				626
Changes in operating assets and liabilities:
Safeguard Program assets and liabilities	[1]	(10,474)	(2,160)	1,396
Investments held for trading				2,842
Loans receivable		(3,594)	(63)	87
Receivables, prepayments and other assets		3,783	2,458	(273)
Accrued liabilities		36,217	22,084	847
Income tax payable		911	(1)	4
Deferred revenue		(5,406)	5,790	(104)
Net cash used in operating activities		(36,635)	(3,701)	(25,945)
Cash flows from investing activities:
Purchase of property, equipment and software		(2,097)	(2,190)	(3,087)
Investment in Yunnan Trust		(665)
Net cash used in investing activities		(2,762)	(2,190)	(3,087)
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares			22,431	20,389
Proceeds from initial public offering (net of underwriters' commissions of USD 5,980 thousands)			63,020
Proceeds from exercise of incentive shares			55
Payment of convertible redeemable preferred shares issuance costs			(1,329)	(1,813)
Proceeds from issuance of convertible promissory notes			500	5,426
Net cash provided by financing activities			84,677	24,002
Effect of exchange rate changes on cash and cash equivalents		(1,295)	(900)	(237)
Net increase/(decrease) in cash and cash equivalent and restricted cash		(40,692)	77,886	(5,267)
Cash and cash equivalents at beginning of year		109,554	31,668	36,935
Cash and cash equivalents at end of year		$ 68,862	109,554	31,668
Supplemental disclosure of cash flow information
Cash paid for income taxes			675	7
Supplemental disclosure of non-cash operating, investing and financing activities
Accruals related to purchase of equipment and software			144	109
Accretion on convertible redeemable preferred shares to redemption value			2,868	6,377
Conversion of convertible promissory notes to Series C convertible redeemable preferred shares			$ 500	4,502
Promissory note receivable arising from issuance of Series C convertible redeemable preferred share				$ 4,000

[1]	(1)The majority of the Safeguard Program assets and liabilities (namely, restricted cash, Safeguard Program asset and Safeguard Program payable) do not flow through the Group’s cash accounts. The non-cash transactions related to the Safeguard Program that flowed directly through restricted cash for the Safeguard Program are as follows: For the Year Ended December 31, 2016 2017 2018 Increase in restricted cash for Safeguard Program 102,620 85,916 6,701 Decrease in restricted cash for Safeguard Program (101,158) (88,631) (7,653)